Other income, net (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Income, Net
Interest income, net	$ 4,834	$ 1,776
Foreign exchange gain (loss)	10,811	9,148
Premium on flow-through shares		914
Gain on deemed disposal of investment		11,854
Other	(1,156)	1,252
Other income, net	$ 14,489	$ 24,944